Shareholders' Equity - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	May 24, 2016	May 02, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2014 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased, aggregate cost | $			$ 21,760
Reverse Stock Split Ratio	0.1
Common stock, shares authorized				5,000,000	5,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01
Common stock, shares issued				22,551	22,551
Common stock, shares outstanding				21,339	21,184
Quantum Pacific Gibraltar Limited
Equity, Class of Treasury Stock [Line Items]
Percentage of common shares issued compared to outstanding				70.30%
Share Repurchase Program 2014
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)			700
Shares repurchased, aggregate cost | $			$ 30,000
Cancellation of treasury shares | $		$ 30,000
Share Repurchase Program 2014 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock, shares authorized to be repurchased						800
Common stock, value authorized to be repurchased | $						$ 30,000